Other revenue (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	$ 13,186	₨ 994,081	₨ 938,476	₨ 502,097
Other revenue
Revenue from contracts with customers	$ 96,291	7,259,355	9,358,580	12,248,513
Marketing revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue		₨ 994,081	₨ 938,476	₨ 502,097